Schedule of staff costs (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff Costs
Wages and salaries			£ 1,354	£ 2,727	£ 2,762
Defined contribution pension cost (note 25)			71	75	90
Social security contributions and similar taxes			152	397	565
Share-based payment charge/(credit)	£ 100	£ 37	89	(404)	(34)
Staff costs gross			1,666	2,795	3,383
Continuing operations			1,666	2,795	3,383
Discontinued operations
Staff costs			£ 1,666	£ 2,795	£ 3,383